UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
			    WASHINGTON D.C. 20549
				  FORM 13F
			     FORM 13F COVER PAGE

Report for the Calender Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number: ____
 This Amendment (Check only one.):   [ ] is a restatement
                                     [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		CI Global Holdings Inc.
Address:	2 Queen Street East, Twentieth Floor
		Toronto, Ontario M5C 3G7
		Canada

Form 13F File Number: 28-14509

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Janet Gillies
Title:		Vice President, Compliance
Phone:		(416)364-1145

Signature, Place, and Date of Signing:


Janet Gillies   Toronto, Ontario  Canada     November 2, 2012
[Signature]	    [City, State]		[Date]

Report Type:

[X] 13F HOLDING REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

Form 13F File Number Name

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	136

Form 13F Information Table Value Total: $ 1,822,034
					 (thousands)


List of Other Included Mangers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

CI GLOBAL HOLDINGS INC.
FORM 13F
9/30/2012


                                                                 VALUE      SHRS OR      SH/ PUT/ INVSTMT OTHER  VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS     CUSIP      (x$1000)     PRN AMT     PRN CALL DSCRETN  MGR        SOLE

3M CO                             COM                88579Y101     34,658     375,000    SH  0    SOLE   NONE        375,000
ABBOTT LABS                       COM                002824100     42,302     617,000    SH  0    SOLE   NONE        617,000
AKAMAI TECHNOLOGIES INC           COM                00971T101      8,494     222,000    SH  0    SOLE   NONE        222,000
ALASKA AIR GROUP INC              COM                011659109     16,303     465,000    SH  0    SOLE   NONE        465,000
ALTRIA GROUP INC                  COM                02209S103      4,508     135,000    SH  0    SOLE   NONE        135,000
AMERCO                            COM                023586100     18,188     171,000    SH  0    SOLE   NONE        171,000
AMERICAN CAP MTG INVT CORP        COM                02504A104      5,562     221,336    SH  0    SOLE   NONE        221,336
AMERICAN CAPITAL AGENCY CORP      COM                02503X105     18,310     529,349    SH  0    SOLE   NONE        529,349
ANNALY CAP MGMT INC               COM                035710409      5,052     300,000    SH  0    SOLE   NONE        300,000
ANNIES INC                        COM                03600T104     17,712     395,000    SH  0    SOLE   NONE        395,000
ANSYS INC                         COM                03662Q105      8,698     118,500    SH  0    SOLE   NONE        118,500
APACHE CORP                       COM                037411105     17,899     207,000    SH  0    SOLE   NONE        207,000
APACHE CORP                       PFD CONV SER D     037411808      6,955     142,952    SH  0    SOLE   NONE        142,952
APOLLO INVT CORP                  COM                03761U106      2,912     370,000    SH  0    SOLE   NONE        370,000
APOLLO INVT CORP                  NOTE 5.750% 1/1    03761UAE6      8,292   8,050,000    SH  0    SOLE   NONE      8,050,000
APPLE INC                         COM                037833100     37,367      56,000    SH  0    SOLE   NONE         56,000
ARES CAP CORP                     COM                04010L103     13,067     762,342    SH  0    SOLE   NONE        762,342
ARES CAP CORP                     NOTE 5.125% 6/0    04010LAD5     10,491  10,000,000    SH  0    SOLE   NONE     10,000,000
ARM HLDGS PLC                     SPONSORED ADR      042068106     19,586     700,000    SH  0    SOLE   NONE        700,000
AUTOZONE INC                      COM                053332102     39,296     106,300    SH  0    SOLE   NONE        106,300
BABCOCK & WILCOX CO NEW           COM                05615F102      1,656      65,000    SH  0    SOLE   NONE         65,000
BARCLAYS BANK PLC                 ADR PFD SR 5       06739H362     13,459     519,256    SH  0    SOLE   NONE        519,256
BB&T CORP                         COM                054937107     13,264     400,000    SH  0    SOLE   NONE        400,000
BIOGEN IDEC INC                   COM                09062X103     19,176     128,500    SH  0    SOLE   NONE        128,500
BJS RESTAURANTS INC               COM                09180C106        680      15,000    SH  0    SOLE   NONE         15,000
BOB EVANS FARMS INC               COM                096761101      1,655      42,297    SH  0    SOLE   NONE         42,297
BORGWARNER INC                    COM                099724106      5,183      75,000    SH  0    SOLE   NONE         75,000
BOSTON BEER INC                   CL A               100557107      1,848      16,500    SH  0    SOLE   NONE         16,500
BROADRIDGE FINL SOLUTIONS IN      COM                11133T103      1,260      54,000    SH  0    SOLE   NONE         54,000
CAESARSTONE SDOT-YAM LTD          ORD SHS            M20598104      5,358     380,000    SH  0    SOLE   NONE        380,000
CATAMARAN CORP                    COM                148887102     18,516     189,000    SH  0    SOLE   NONE        189,000
CELGENE CORP                      COM                151020104     17,114     224,000    SH  0    SOLE   NONE        224,000
CEMPRA INC                        COM                15130J109      4,237     568,700    SH  0    SOLE   NONE        568,700
CENTRAL EUROPEAN DIST CORP        NOTE 3.000% 3/1    153435AA0      7,627   8,237,000    SH  0    SOLE   NONE      8,237,000
CERNER CORP                       COM                156782104     12,386     160,000    SH  0    SOLE   NONE        160,000
CHART INDS INC                    COM PAR $0.01      16115Q308     42,722     578,500    SH  0    SOLE   NONE        578,500
CHECK POINT SOFTWARE TECH LT      ORD                M22465104     22,033     457,500    SH  0    SOLE   NONE        457,500
CHEVRON CORP NEW                  COM                166764100      5,828      50,000    SH  0    SOLE   NONE         50,000
CHIPOTLE MEXICAN GRILL INC        COM                169656105     10,479      33,000    SH  0    SOLE   NONE         33,000
CITRIX SYS INC                    COM                177376100     12,634     165,000    SH  0    SOLE   NONE        165,000
CITY NATL CORP                    COM                178566105     19,007     369,000    SH  0    SOLE   NONE        369,000
COMMUNITY HEALTH SYS INC NEW      COM                203668108      6,265     215,000    SH  0    SOLE   NONE        215,000
CONTINENTAL RESOURCES INC         COM                212015101     21,917     285,000    SH  0    SOLE   NONE        285,000
COPA HOLDINGS SA                  CL A               P31076105     10,768     132,500    SH  0    SOLE   NONE        132,500
CORE LABORATORIES N V             COM                N22717107      2,733      22,496    SH  0    SOLE   NONE         22,496
COSTCO WHSL CORP NEW              COM                22160K105      9,662      96,500    SH  0    SOLE   NONE         96,500
CPI AEROSTRUCTURES INC            COM NEW            125919308      2,439     225,000    SH  0    SOLE   NONE        225,000
DEERE & CO                        COM                244199105     18,931     229,500    SH  0    SOLE   NONE        229,500
DEVON ENERGY CORP NEW             COM                25179M103     22,506     372,000    SH  0    SOLE   NONE        372,000
DU PONT E I DE NEMOURS & CO       COM                263534109     20,943     416,612    SH  0    SOLE   NONE        416,612
DUN & BRADSTREET CORP DEL NE      COM                26483E100     28,058     352,400    SH  0    SOLE   NONE        352,400
E M C CORP MASS                   COM                268648102      8,863     325,000    SH  0    SOLE   NONE        325,000
EAGLE MATERIALS INC               COM                26969P108     15,650     338,298    SH  0    SOLE   NONE        338,298
EDAC TECHNOLOGIES CORP            COM                279285100      4,663     330,000    SH  0    SOLE   NONE        330,000
F M C CORP                        COM NEW            302491303     15,783     285,000    SH  0    SOLE   NONE        285,000
FARO TECHNOLOGIES INC             COM                311642102     14,751     357,000    SH  0    SOLE   NONE        357,000
FIRST REP BK SAN FRANCISCO C      COM                33616C100      6,375     185,000    SH  0    SOLE   NONE        185,000
FORTINET INC                      COM                34959E109        604      25,000    SH  0    SOLE   NONE         25,000
FREEPORT-MCMORAN COPPER & GO      COM                35671D857      6,927     175,000    SH  0    SOLE   NONE        175,000
FREQUENCY ELECTRS INC             COM                358010106     11,669   1,364,800    SH  0    SOLE   NONE      1,364,800
FUSION-IO INC                     COM                36112J107      5,660     187,000    SH  0    SOLE   NONE        187,000
GENERAL ELECTRIC CO               COM                369604103     13,626     600,000    SH  0    SOLE   NONE        600,000
GENERAL MTRS CO                   JR PFD CNV SRB     37045V209      6,039     161,997    SH  0    SOLE   NONE        161,997
GILEAD SCIENCES INC               COM                375558103     14,891     224,500    SH  0    SOLE   NONE        224,500
GOODYEAR TIRE & RUBR CO           PFD CONV           382550309      1,104      25,000    SH  0    SOLE   NONE         25,000
GRAHAM CORP                       COM                384556106      4,082     225,895    SH  0    SOLE   NONE        225,895
HATTERAS FINL CORP                COM                41902R103      5,638     200,000    SH  0    SOLE   NONE        200,000
HCA HOLDINGS INC                  COM                40412C101     20,116     605,000    SH  0    SOLE   NONE        605,000
HEICO CORP NEW                    COM                422806109      4,449     115,000    SH  0    SOLE   NONE        115,000
HOME DEPOT INC                    COM                437076102     27,354     453,103    SH  0    SOLE   NONE        453,103
HOVNANIAN ENTERPRISES INC         UNIT 99/99/9999    44248W208      1,748      92,100    SH  0    SOLE   NONE         92,100
IDENIX PHARMACEUTICALS INC        COM                45166R204        457     100,000    SH  0    SOLE   NONE        100,000
INTUITIVE SURGICAL INC            COM NEW            46120E602     12,639      25,500    SH  0    SOLE   NONE         25,500
IPG PHOTONICS CORP                COM                44980X109      3,209      56,000    SH  0    SOLE   NONE         56,000
KIRBY CORP                        COM                497266106     41,653     753,500    SH  0    SOLE   NONE        753,500
LILLY ELI & CO                    COM                532457108      4,741     100,000    SH  0    SOLE   NONE        100,000
LIONS GATE ENTMNT CORP            COM NEW            535919203     13,896     910,000    SH  0    SOLE   NONE        910,000
LKQ CORP                          COM                501889208      3,885     210,000    SH  0    SOLE   NONE        210,000
LULULEMON ATHLETICA INC           COM                550021109      8,318     112,500    SH  0    SOLE   NONE        112,500
MANCHESTER UTD PLC NEW            ORD CL A           G5784H106        796      62,500    SH  0    SOLE   NONE         62,500
MASSEY ENERGY CO                  NOTE 3.250% 8/0    576203AJ2      2,768   3,000,000    SH  0    SOLE   NONE      3,000,000
MATRIX SVC CO                     COM                576853105     12,980   1,228,000    SH  0    SOLE   NONE      1,228,000
MCKESSON CORP                     COM                58155Q103     50,844     591,000    SH  0    SOLE   NONE        591,000
MEAD JOHNSON NUTRITION CO         COM                582839106     23,816     325,000    SH  0    SOLE   NONE        325,000
MEDNAX INC                        COM                58502B106     17,868     240,000    SH  0    SOLE   NONE        240,000
MERCK & CO INC NEW                COM                58933Y105     44,649     990,000    SH  0    SOLE   NONE        990,000
MICROSOFT CORP                    COM                594918104      3,276     110,000    SH  0    SOLE   NONE        110,000
MILLENNIAL MEDIA INC              COM                60040N105      2,224     155,000    SH  0    SOLE   NONE        155,000
MOLYCORP INC DEL                  DBCV 3.250% 6/1    608753AA7      3,128   4,500,000    SH  0    SOLE   NONE      4,500,000
MONSTER BEVERAGE CORP             COM                611740101        948      17,500    SH  0    SOLE   NONE         17,500
MOOG INC                          CL A               615394202     10,509     277,500    SH  0    SOLE   NONE        277,500
MWI VETERINARY SUPPLY INC         COM                55402X105     16,109     151,000    SH  0    SOLE   NONE        151,000
NAVISTAR INTL CORP NEW            NOTE 3.000%10/1    63934EAL2      8,425   9,500,000    SH  0    SOLE   NONE      9,500,000
ORACLE CORP                       COM                68389X105      5,668     180,000    SH  0    SOLE   NONE        180,000
ORBCOMM INC                       COM                68555P100        374     100,000    SH  0    SOLE   NONE        100,000
ORBITAL SCIENCES CORP             COM                685564106     22,204   1,525,000    SH  0    SOLE   NONE      1,525,000
OWENS CORNING NEW                 COM                690742101     29,278     875,000    SH  0    SOLE   NONE        875,000
PANERA BREAD CO                   CL A               69840W108     14,526      85,000    SH  0    SOLE   NONE         85,000
PDL BIOPHARMA INC                 COM                69329Y104      2,307     300,000    SH  0    SOLE   NONE        300,000
PERRIGO CO                        COM                714290103     24,607     211,817    SH  0    SOLE   NONE        211,817
PETSMART INC                      COM                716768106     22,419     325,000    SH  0    SOLE   NONE        325,000
PFIZER INC                        COM                717081103     38,965   1,568,000    SH  0    SOLE   NONE      1,568,000
PNC FINL SVCS GROUP INC           COM                693475105     54,077     857,000    SH  0    SOLE   NONE        857,000
PPG INDS INC                      COM                693506107     17,800     155,000    SH  0    SOLE   NONE        155,000
PPL CORP                          UNIT 99/99/9999S   69351T114      4,803      87,800    SH  0    SOLE   NONE         87,800
PROCERA NETWORKS INC              COM NEW            74269U203      7,245     308,300    SH  0    SOLE   NONE        308,300
PROSPECT CAPITAL CORPORATION      COM                74348T102      1,728     150,000    SH  0    SOLE   NONE        150,000
QUALCOMM INC                      COM                747525103     29,839     477,500    SH  0    SOLE   NONE        477,500
RADWARE LTD                       ORD                M81873107      8,717     242,000    SH  0    SOLE   NONE        242,000
RAMBUS INC DEL                    NOTE 5.000% 6/1    750917AC0     10,383  10,357,000    SH  0    SOLE   NONE     10,357,000
ROYAL BK SCOTLAND GROUP PLC       SP ADR L RP PF     780097788        162       7,300    SH  0    SOLE   NONE          7,300
SERVICE CORP INTL                 COM                817565104     20,527   1,525,000    SH  0    SOLE   NONE      1,525,000
SIGMA ALDRICH CORP                COM                826552101     11,371     158,000    SH  0    SOLE   NONE        158,000
SIGNATURE BK NEW YORK N Y         COM                82669G104     28,174     420,000    SH  0    SOLE   NONE        420,000
SPIRIT AEROSYSTEMS HLDGS INC      COM CL A           848574109      5,108     230,000    SH  0    SOLE   NONE        230,000
STANDARD PAC CORP NEW             NOTE 1.250% 8/0    85375CBC4      1,662   1,500,000    SH  0    SOLE   NONE      1,500,000
STARBUCKS CORP                    COM                855244109     14,718     290,000    SH  0    SOLE   NONE        290,000
STARWOOD PPTY TR INC              COM                85571B105      4,193     180,200    SH  0    SOLE   NONE        180,200
STATE STR CORP                    COM                857477103     22,029     525,000    SH  0    SOLE   NONE        525,000
STEWART INFORMATION SVCS COR      COM                860372101     16,313     810,000    SH  0    SOLE   NONE        810,000
STRYKER CORP                      COM                863667101      5,622     101,000    SH  0    SOLE   NONE        101,000
TELEFLEX INC                      COM                879369106      4,647      67,500    SH  0    SOLE   NONE         67,500
TERADATA CORP DEL                 COM                88076W103     20,172     267,500    SH  0    SOLE   NONE        267,500
TEVA PHARMACEUTICAL INDS LTD      ADR                881624209     10,353     250,000    SH  0    SOLE   NONE        250,000
THL CR INC                        COM                872438106      3,512     250,300    SH  0    SOLE   NONE        250,300
THOMPSON CREEK METALS CO INC      UNIT 99/99/9999    884768300        685      40,000    SH  0    SOLE   NONE         40,000
TIBCO SOFTWARE INC                COM                88632Q103     27,736     917,500    SH  0    SOLE   NONE        917,500
TJX COS INC NEW                   COM                872540109      7,256     162,000    SH  0    SOLE   NONE        162,000
TRIUMPH GROUP INC NEW             COM                896818101     21,886     350,000    SH  0    SOLE   NONE        350,000
UNITED TECHNOLOGIES CORP          UNIT 99/99/9999    913017117      6,452     115,000    SH  0    SOLE   NONE        115,000
US BANCORP DEL                    COM NEW            902973304     29,155     850,000    SH  0    SOLE   NONE        850,000
VERIZON COMMUNICATIONS INC        COM                92343V104      5,468     120,000    SH  0    SOLE   NONE        120,000
VMWARE INC                        CL A COM           928563402     21,767     225,000    SH  0    SOLE   NONE        225,000
WELLS FARGO & CO NEW              COM                949746101     17,265     500,000    SH  0    SOLE   NONE        500,000
WHOLE FOODS MKT INC               COM                966837106     19,577     201,000    SH  0    SOLE   NONE        201,000
ZYGO CORP                         COM                989855101      8,168     446,600    SH  0    SOLE   NONE        446,600
